The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Annuity

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

November 1, 2004

Please note the following changes:

Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the International Small Cap Equity Fund. In addition, AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc. and an affiliate of The Variable Annuity Life Insurance Company (VALIC), has replaced Putnam Investment Management, LLC as the sub-adviser for the fund. Shareholders of the fund also approved changing the investment objective from capital appreciation to long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United States. Please see the VALIC Company II prospectus for more information.

Effective October 20, 2004 the sub-adviser for the VALIC Company II Mid Cap Growth Fund changed from INVESCO to AIM Capital Management, Inc. (AIM). INVESCO and AIM are indirect wholly-owned subsidiaries of AMVESCAP PLC. An information statement regarding this change will be mailed to investors in this fund within the next 90 days.

The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund in late August. Therefore, all prospectus references to the Growth Fund should be disregarded.

On page 8, delete the table under the caption "Total Annual Mutual Fund Operating Expenses" and replace it with the following:
Total Annual Mutual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.26%	2.11%

On page 9, delete items (1) and (2) of the Example and replace them with the following:

(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$777	$1,449	$2,147	$3,466

(2) If you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$319	$974	$1,653	$3,466

VL 10855-A

The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Annuity

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

November 1, 2004

Please note the following changes:

Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the International Small Cap Equity Fund. In addition, AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc. and an affiliate of The Variable Annuity Life Insurance Company (VALIC), has replaced Putnam Investment Management, LLC as the sub-adviser for the fund. Shareholders of the fund also approved changing the investment objective from capital appreciation to long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United States. Please see the VALIC Company II prospectus for more information.

Effective October 20, 2004 the sub-adviser for the VALIC Company II Mid Cap Growth Fund changed from INVESCO to AIM Capital Management, Inc. (AIM). INVESCO and AIM are indirect wholly-owned subsidiaries of AMVESCAP PLC. An information statement regarding this change will be mailed to investors in this fund within the next 90 days.

The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund in late August. Therefore, all prospectus references to the Growth Fund should be disregarded.

On page 8, delete the table under the caption "Total Annual Mutual Fund Operating Expenses" and replace it with the following:
Total Annual Mutual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.26%	2.11%

On page 9, delete items (1) and (2) of the Example and replace them with the following:

(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$758	$1,393	$2,055	$3,280

(2) If you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$299	$915	$1,556	$3,280

VL 10855-20-A

The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Annuity

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

November 1, 2004

Please note the following changes:

Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the International Small Cap Equity Fund. In addition, AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc. and an affiliate of The Variable Annuity Life Insurance Company (VALIC), has replaced Putnam Investment Management, LLC as the sub-adviser for the fund. Shareholders of the fund also approved changing the investment objective from capital appreciation to long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United States. Please see the VALIC Company II prospectus for more information.

Effective October 20, 2004 the sub-adviser for the VALIC Company II Mid Cap Growth Fund changed from INVESCO to AIM Capital Management, Inc. (AIM). INVESCO and AIM are indirect wholly-owned subsidiaries of AMVESCAP PLC. An information statement regarding this change will be mailed to investors in this fund within the next 90 days.

The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund in late August. Therefore, all prospectus references to the Growth Fund should be disregarded.

On page 8, delete the table under the caption "Total Annual Mutual Fund Operating Expenses" and replace it with the following:
Total Annual Mutual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.26%	2.11%

On page 9, delete items (1) and (2) of the Example and replace them with the following:

(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$739	$1,337	$1,958	$3,099

(2) If you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$279	$855	$1,458	$3,099

VL 10855-40-A